Summary of Principal Accounting Policies - Accounts receivable and others (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable
Allowance for doubtful accounts	$ 65,243,624	$ 44,002,810
Unbilled accounts receivable	335,611,161	306,282,419
Billed accounts receivable	126,699,129	108,867,589
Total	462,310,290	415,150,008
Properties held for sale
Impairment of properties held for sale	5,887,614	0	$ 0
Allowance For Advance Payment For Properties To Be Held For Sale	$ 885,937	$ 0	$ 0
Minimum
Investment long-term
Ownership interest to represent significant influence (as a percent)	20.00%
Ownership interest to represent more than minor influence for investments in investment funds (as a percent)	3.00%